UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                     Investment Company Act File No. 811-07371
      ---------------------------------------------------------------------

                        CREDIT SUISSE JAPAN EQUITY FUND, INC.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                      Credit Suisse Japan Equity Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2004 to October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE FUNDS
Annual Report
October 31, 2005

   o  CREDIT SUISSE
      JAPAN EQUITY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at
466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and Fund holdings described in this document are as of October 31, 2005; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC-insured and are not guaranteed by CSAM or any affiliate. Fund investments are subject to investment risk, including loss of your investment.

CREDIT SUISSE JAPAN EQUITY FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                               November 21, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 10/31/05

SHARE CLASS/BENCHMARK                                                PERFORMANCE
Common1                                                              18.11%
Advisor1                                                             18.58%
Class A1,2                                                           18.45%
TOPIX Index (US$ Denominated)3                                       22.89%

Performance for the Fund's Class A Shares is without the maximum sales charge of 5.75%.2

MARKET OVERVIEW: JAPAN, RALLYING LATE, OUTPERFORMS

   The period was a positive one for stock markets around the world, aided by optimism over global economic growth and generally favorable earnings reports. Japan had a solid gain in absolute terms as well as compared with developed markets broadly, after rallying from a lackluster January-July stretch. Although the results for the Japanese fiscal year ended March, 2005 were largely better than targets set by Japanese companies, corporate managers announced conservative estimates for the coming year amid escalating oil and raw materials costs. This tended to restrain investor enthusiasm.

   Japan's stock market slowly regained momentum, however, as domestic economic indicators began to show signs of recovery. The government's Monthly Economic Report was revised upward, while large manufacturing companies' business confidence improved, according to the Bank of Japan's quarterly survey.

   In September, the market received a major boost when the ruling Liberal Democratic Party won a two-thirds majority in the lower house, giving Prime Minister Koizumi more power over the upper house and increasing the likelihood of his intended reforms. In addition, earnings results for the second quarter of Japan's fiscal year came in better than expected, encouraging aggressive buying on the Tokyo stock market late in the period.

CREDIT SUISSE JAPAN EQUITY FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

STRATEGIC REVIEW: REDUCED INDUSTRIAL SECTORS, INCREASED
INFORMATION TECHNOLOGY

   The Fund had a gain for the period but trailed its benchmark. Although sector selection was on the whole beneficial, this was more than countered by overall stock selection. Positive sector allocation contributors included the Fund's underweightings in the electric power & gas, land transport, and foods areas.

    As for stock selection, the most negative contributors were Elpida Memory Inc. (1.0% of the Fund's net assets as of October 31, 2005) in electrical machinery; USEN Corp. (1.7% of the Fund's net assets as of October 31, 2005) in the information and communication sector; and Fujisawa Pharmaceutical (currently held as Astellas Pharmaceutical, 2.2% of the Fund's net assets as of October 31,
2005). Good performers included Round One Corp. (4.6% of the Fund's net assets as of October 31, 2005) an operator of entertainment facilities in the services sector; Mizuho Financial Group (5.3% of the Fund's net assets as of October 31, 2005) in the bank sector; and Mitsui & Co. (4.4% of the Fund's net assets as of October 31, 2005) in the wholesale area.

   With regard to portfolio adjustments in the period, we reduced our exposure to the machinery (including electrical machinery) sector. On the other hand, we increased our exposure to the information and communication, services, and real estate areas based on our optimism over domestic demand growth within a recovering Japanese economy.

MARKET OUTLOOK AND FUND STRATEGY

   We believe that improving consumer confidence could support consumer expenditures to the benefit of domestic demand-related companies, including niche market companies in the service, consumption and real estate areas. Now that midterm corporate results have been released, we will continue to monitor business performance and future growth potential of issues we hold in the Fund and adjust our allocation as we deem appropriate. Considering that Japanese companies have already made vigorous restructuring efforts, their further profit growth through cost reduction could be limited. A major challenge for us will be how to identify companies capable of responding

CREDIT SUISSE JAPAN EQUITY FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

quickly to changes such as deregulation. Specific areas we are focusing on include potential beneficiaries of an aging society, companies that provide deregulation service and environmental companies.


Kunio Tomiyama
Portfolio Manager

   International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. There are also risks associated with investing in Japan, including the risk of investing in a single-country fund.

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

CREDIT SUISSE JAPAN EQUITY FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
       CREDIT SUISSE JAPAN EQUITY FUND1 COMMON CLASS SHARES, ADVISOR CLASS
        SHARES AND THE TOPIX INDEX (TOKYO)3,4 FROM INCEPTION (12/29/95).

LINE CHART:

CREDIT SUISSE JAPAN EQUITY FUND1 -- COMMON CLASS -- $9,806

CREDIT SUISSE JAPAN EQUITY FUND1 -- ADVISOR CLASS -- $9,371

TOPIX INDEX (TOKYO)3,4 -- $8,785

                 CREDIT SUISSE                   CREDIT SUISSE
                 JAPAN EQUITY                    JAPAN EQUITY
                 FUND1 --                        FUND1 --            TOPIX INDEX
                 COMMON CLASS                    ADVISOR CLASS       (TOKYO)3,4
12/95               10000                           10000                10000
                     9880                            9880                 9865
                     9660                            9650                 9703
                    10080                           10070                10052
                    10780                           10770                10722
                    10650                           10640                10196
                    11080                           11060                10241
                    10470                           10460                 9738
                    10190                           10170                 9324
                    10370                           10350                 9613
10/96                9850                            9830                 8968
                     9860                            9840                 9035
                     9451                            9420                 8339
                     9204                            9180                 7439
                     9338                            9300                 7583
                     9286                            9260                 7332
                     9676                            9640                 7507
                    10856                           10820                 8436
                    11328                           11370                 8978
                    11985                           12100                 8623
                    10826                           10930                 7851
                    10928                           10970                 7624
10/97                9994                            9890                 7041
                     9841                            9740                 6506
                     9594                            9500                 5994
                    10354                           10240                 6630
                    10313                           10210                 6682
                    10128                           10020                 6253
                    10425                           10310                 6166
                    10292                           10170                 5872
                    10292                           10180                 5907
                    11123                           10990                 5824
                    10148                           10030                 5222
                     9358                            9240                 5129
10/98                8814                            8710                 5946
                     9882                            9760                 6224
                     9717                            9590                 6449
                    10436                           10300                 6476
                    10702                           10560                 6320
                    12375                           12200                 7195
                    13822                           13460                 7532
                    13278                           12930                 7162
                    17383                           16910                 7870
                    19250                           18730                 8668
                    20994                           20400                 8939
                    23426                           22760                 9544
10/99               24894                           24180                10105
                    30086                           29220                10833
                    35575                           34549                11363
                    30743                           29851                10763
                    33525                           32541                10556
                    29229                           28354                11255
                    24634                           23896                10324
                    20090                           19489                 9571
                    20605                           19941                10181
                    16999                           16446                 8976
                    20449                           19789                 9594
                    17733                           17129                 9237
10/00               14926                           14394                 8577
                    13283                           12793                 8349
                    11134                           10698                 7630
                    12654                           12135                 7590
                    10958                           10495                 7187
                    11454                           11042                 6948
                    12078                           11635                 7540
                    11438                           11026                 7520
                    10654                           10261                 7112
                     9294                            8933                 6499
                     8031                            7715                 6325
                     6863                            6591                 5877
10/01                7663                            7356                 5921
                     8223                            7871                 5836
                     8334                            7996                 5389
                     8015                            7684                 4972
                     7999                            7653                 5186
                     8782                            8387                 5476
                     8766                            8371                 5769
                     8670                            8293                 6179
                     7823                            7481                 5854
                     7167                            6840                 5516
                     6927                            6606                 5437
                     6399                            6091                 5179
10/02                6111                            5825                 4818
                     6575                            6278                 4988
                     6015                            5732                 4864
                     5999                            5716                 4687
                     5935                            5654                 4742
                     5519                            5263                 4580
                     5695                            5419                 4603
                     5919                            5638                 4828
                     6415                            6106                 5188
                     6815                            6481                 5373
                     7599                            7231                 5922
                     7903                            7512                 6311
10/03                8414                            7996                 6568
                     7999                            7606                 6318
                     8494                            8059                 6743
                     8430                            8027                 6852
                     8366                            7965                 6862
                     9486                            9011                 7889
                     9198                            8746                 7482
                     8638                            8215                 7179
                     8926                            8496                 7594
                     8223                            7824                 7121
                     8319                            7918                 7171
                     8111                            7731                 6993
10/04                8303                            7902                 7149
                     8654                            8246                 7476
                     9118                            8683                 7851
                     8862                            8433                 7753
                     8926                            8512                 7904
                     8670                            8262                 7783
                     8558                            8168                 7584
                     8510                            8121                 7477
                     8510                            8121                 7489
                     8510                            8121                 7578
                     9134                            8730                 8065
                     9726                            9277                 8819
10/05                9806                            9371                 8785

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
              CREDIT SUISSE JAPAN EQUITY FUND1 CLASS A SHARES2 AND
               THE TOPIX INDEX (TOKYO)3 FROM INCEPTION (11/30/01).

LINE CHART:

CREDIT SUISSE JAPAN EQUITY FUND1 -- CLASS A2  -- $11,193
(WITH MAXIMUM SALES CHARGE)

TOPIX INDEX (TOKYO)3-- $15,052

                 CREDIT SUISSE
                 JAPAN EQUITY
                 FUND1 -- CLASS A2
                 (WITH MAXIMUM           TOPIX INDEX
                 SALES CHARGE)           (TOKYO)3
11/01             9425                     10000
                  9560                      9235
                  9193                      8519
                  9174                      8886
                 10055                      9384
                 10037                      9885
                  9945                     10587
                  8972                     10030
                  8202                      9452
                  7908                      9316
                  7303                      8874
10/02             6972                      8255
                  7523                      8546
                  6862                      8334
                  6844                      8030
                  6771                      8125
                  6312                      7848
                  6495                      7888
                  6771                      8272
                  7321                      8889
                  7761                      9207
                  8661                     10148
                  9009                     10814
10/03             9578                     11254
                  9101                     10825
                  9651                     11554
                  9596                     11741
                  9523                     11757
                 10789                     13518
                 10459                     12821
                  9835                     12302
                 10147                     13013
                  9358                     12201
                  9450                     12288
                  9229                     11983
10/04             9450                     12249
                  9853                     12810
                 10367                     13453
                 10110                     13285
                 10202                     13543
                  9890                     13335
                  9761                     12995
                  9706                     12812
                  9706                     12832
                  9706                     12985
                 10440                     13820
                 11101                     15112
10/05            11193                     15052

CREDIT SUISSE JAPAN EQUITY FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 20051

                                                                         SINCE
                                                1 YEAR     5 YEARS     INCEPTION
                                                --------------------------------
Common Class                                    19.92%     (11.32)%    (0.28)%
Advisor Class                                   20.00%     (11.54)%    (0.77)%
Class A Without Sales Charge                    20.28%         --        4.34%
Class A With Maximum Sales Charge               13.30%         --        2.76%

                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 20051

                                                                        SINCE
                                                1 YEAR     5 YEARS     INCEPTION
                                                --------------------------------
Common Class                                    18.11%      (8.06)%    (0.20)%
Advisor Class                                   18.58%      (8.23)%    (0.66)%
Class A Without Sales Charge                    18.45%         --        4.46%
Class A With Maximum Sales Charge               11.72%         --        2.92%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.csam.com/us.

----------------

1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 11.72%.

3 The Tokyo Stock Exchange (TOPIX) Index is an unmanaged capitalization-weighted index designed to reflect the general directional movement of the Japanese equity market. It consists of all shares listed on the First Section of the Tokyo Stock Exchange, which is generally reserved for Japan's larger companies, and is denominated in U.S. dollars. Investors cannot invest directly in an index.

4 Performance for the benchmark is not available for the period beginning December 29, 1995 (commencement of operations). For that reason, performance is shown for the period beginning January 1, 1996.

CREDIT SUISSE JAPAN EQUITY FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

   The table illustrates your Fund's expenses in two ways:

   o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE JAPAN EQUITY FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                 FOR THE SIX MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------
                                                  COMMON    ADVISOR
ACTUAL FUND RETURN                                CLASS      CLASS      CLASS A
                                                ---------  ---------   ---------
Beginning Account Value 5/1/05                  $1,000.00  $1,000.00   $1,000.00
Ending Account Value 10/31/05                   $1,145.80  $1,147.20   $1,146.60
Expenses Paid per $1,000*                       $    9.47  $    8.12   $    9.47

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 5/1/05                  $1,000.00  $1,000.00   $1,000.00
Ending Account Value 10/31/05                   $1,016.38  $1,017.64   $1,016.38
Expenses Paid per $1,000*                       $    8.89  $    7.63   $    8.89

                                                 COMMON     ADVISOR
                                                  CLASS      CLASS      CLASS A
                                                ---------  ---------   ---------
ANNUALIZED EXPENSE RATIOS*                        1.75%      1.50%       1.75%


----------------
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

   The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE JAPAN EQUITY FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

BAR CHART:
CONSUMER DISCRETIONARY                    35.9%
FINANCIALS                                22.3%
INFORMATION TECHONOLOGY                   11.8%
INDUSTRIALS                                9.5%
MATERIALS                                  8.8%
HEALTH CARE                                4.7%
SHORT-TERM INVESTMENTS                     2.8%
TELECOMMUNICATION SERVICES                 2.3%
CONSUMER STAPLES                           1.5%
ENERGY                                     0.4%



----------------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------

                                                         NUMBER OF
                                                           SHARES       VALUE
                                                         ---------      -----
COMMON STOCKS (96.8%)
JAPAN (96.8%)
Auto Components (6.7%)
   Denso Corp.                                              51,600  $  1,469,052
   NHK Spring Company, Ltd.ss.                             180,000     1,414,802
   Nok Corp.ss.                                             43,300     1,306,291
                                                                    ------------
                                                                       4,190,145
                                                                    ------------

Automobiles (7.7%)
   Honda Motor Company, Ltd.                                24,700     1,373,756
   Toyota Motor Corp.                                       74,300     3,445,474
                                                                    ------------
                                                                       4,819,230
                                                                    ------------

Banks (11.3%)
   Mitsubishi Tokyo Financial Group, Inc.                       98     1,231,760
   Mizuho Financial Group, Inc.                                494     3,297,967
   Sumitomo Mitsui Financial Group, Inc.                       276     2,549,091
                                                                    ------------
                                                                       7,078,818
                                                                    ------------

Chemicals (6.3%)
   Hitachi Chemical Company, Ltd.ss.                        44,100       949,959
   JSR Corp.ss.                                             35,000       825,082
   Shin-Etsu Chemical Company, Ltd.                         16,700       800,704
   Stella Chemifa Corp.ss.                                  23,000       534,810
   Toray Industries, Inc.                                  147,000       815,653
                                                                    ------------
                                                                       3,926,208
                                                                    ------------

Commercial Services & Supplies (1.9%)
   Goodwill Group, Inc.ss.                                     370       654,904
   Toppan Forms Company, Ltd.                               42,400       522,769
                                                                    ------------
                                                                       1,177,673
                                                                    ------------

Computers & Peripherals (1.0%)
   Elpida Memory, Inc.*ss.                                  24,400       619,780
                                                                    ------------

Distribution & Wholesale (3.1%)
   ABC-Mart, Inc.ss.                                        38,000     1,050,585
   Telewave, Inc.                                              157       916,910
                                                                    ------------
                                                                       1,967,495
                                                                    ------------

Diversified Financials (9.6%)
   Asset Managers Company, Ltd.                                316     1,524,726
   Creed Corp.                                                 134       579,267
   Matsui Securities Company, Ltd.ss.                       85,900       954,501
   ORIX Corp.                                               10,800     2,025,171
   SFCG Company, Ltd.ss.                                     3,950       949,243
                                                                    ------------
                                                                       6,032,908
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                        9

CREDIT SUISSE JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------
                                                         NUMBER OF
                                                           SHARES       VALUE
                                                         ---------      -----
COMMON STOCKS
JAPAN
Electrical Equipment (2.3%)
   Eneserve Corp.ss.                                         5,600  $    106,491
   Nitto Denko Corp.                                        21,700     1,313,932
                                                                    ------------
                                                                       1,420,423
                                                                    ------------

Electronic Equipment & Instruments (7.0%)
   Hirose Electric Company, Ltd.ss.                          5,400       617,502
   Hoya Corp.ss.                                            38,300     1,328,235
   Keyence Corp.ss.                                          5,300     1,219,591
   Nidec Corp.ss.                                            8,600       490,556
   Ulvac, Inc.                                              29,300       746,025
                                                                    ------------
                                                                       4,401,909
                                                                    ------------

Food & Drug Retailing (1.7%)
   Cosmos Pharmaceutical Corp.                               9,400       364,364
   Create S D Company, Ltd.                                 10,200       367,067
   Matsumotokiyoshi Company, Ltd.ss.                        10,500       317,027
                                                                    ------------
                                                                       1,048,458
                                                                    ------------

Food Products (0.9%)
   Pigeon Corp.                                             44,400       581,258
                                                                    ------------

Healthcare Equipment & Supplies (1.0%)
   Terumo Corp.ss.                                          20,500       621,875
                                                                    ------------

Hotels, Restaurants & Leisure (6.1%)
   Plenus Company, Ltd.                                     31,000       925,742
   Round One Corp.ss.                                          727     2,878,589
                                                                    ------------
                                                                       3,804,331
                                                                    ------------

Household Durables (2.0%)
   Matsushita Electric Industrial Company, Ltd.             68,000     1,246,184
                                                                    ------------

Insurance (1.2%)
   Millea Holdings, Inc.                                        40       723,683
                                                                    ------------

Internet & Catalog Retail (1.1%)
   Belluna Company, Ltd.                                    13,700       461,029
   Rakuten, Inc.ss.                                            366       238,063
                                                                    ------------
                                                                         699,092
                                                                    ------------

Internet Software & Services (1.1%)
   Career Design Center Company, Ltd.                           84       249,937
   Index Corp.ss.                                              400       450,014
                                                                    ------------
                                                                         699,951
                                                                    ------------


                 See Accompanying Notes to Financial Statements.

                                       10

CREDIT SUISSE JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------
                                                         NUMBER OF
                                                           SHARES       VALUE
                                                         ---------      -----
COMMON STOCKS
JAPAN
Machinery (1.9%)
   Daikin Industries, Ltd.                                  18,400  $    480,088
   Kubota Corp.                                             94,000       683,891
                                                                    ------------
                                                                       1,163,979
                                                                    ------------

Media (4.7%)
   Cyber Agent, Ltd.ss.                                        282       505,257
   Fuji Television Network, Inc.                               376       835,032
   Jupiter Telecommunications Company, Ltd.*                   725       584,573
   Usen Corp.ss.                                            45,440     1,043,808
                                                                    ------------
                                                                       2,968,670
                                                                    ------------

Metals & Mining (1.3%)
   JFE Holdings, Inc.ss.                                    26,000       807,696
                                                                    ------------

Office Electronics (2.0%)
   Canon, Inc.                                              24,000     1,270,354
                                                                    ------------

Oil & Gas (0.4%)
   Inpex Corp.                                                  37       259,433
                                                                    ------------

Pharmaceuticals (2.2%)
   Astellas Pharma, Inc.                                    38,100     1,360,969
                                                                    ------------

Software (0.7%)
   Fuji Soft ABC, Inc.ss.                                   15,700       431,179
                                                                    ------------

Specialty Retail (4.0%)
   Gulliver International Company, Ltd.ss.                  12,980     1,238,413
   Shimamura Company, Ltd.                                   5,200       667,067
   USS Company, Ltd.                                         8,550       585,448
                                                                    ------------
                                                                       2,490,928
                                                                    ------------

Textiles & Apparel (1.1%)
   Sanei-International Company, Ltd.                        16,000       675,330
                                                                    ------------

Trading Companies & Distributors (4.3%)
   Mitsui & Company, Ltd.                                  222,000     2,726,005
                                                                    ------------

Wireless Telecommunication Services (2.2%)
   Hikari Tsushin, Inc.ss.                                   8,600       552,605
   NTT DoCoMo, Inc.                                            497       858,326
                                                                    ------------
                                                                       1,410,931
                                                                    ------------

TOTAL COMMON STOCKS (Cost $44,683,208)                                60,624,895
                                                                    ------------


SHORT-TERM INVESTMENTS (26.7%)
   State Street Navigator Prime Fundss.ss.              15,018,772    15,018,772


                 See Accompanying Notes to Financial Statements.

                                       11

CREDIT SUISSE JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------
                                                             PAR
                                                            (000)       VALUE
                                                         ---------      -----

   State Street Bank and Trust Co. Euro Time Deposit,
     2.850%, 11/01/05                                      $ 1,752  $ 1,752,000
                                                                    -----------

TOTAL SHORT-TERM INVESTMENTS (Cost $16,770,772)                      16,770,772
                                                                    -----------

TOTAL INVESTMENTS AT VALUE (123.5%) (Cost $61,453,980)               77,395,667

LIABILITIES IN EXCESS OF OTHER ASSETS (-23.5%)                      (14,747,267)
                                                                    -----------

NET ASSETS (100.0%)                                                 $62,648,400
                                                                    ===========

*      Non-Income producing security.

ss.    Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005
--------------------------------------------------------------------------------

ASSETS
   Investments at value, including collateral for securities on loan
      of $15,018,772 (Cost $61,453,980) (Note 2)                   $77,395,6671
   Cash                                                                  10,327
   Receivable for investments sold                                      367,557
   Dividend and interest receivable                                     171,502
   Receivable for fund shares sold                                        4,476
   Prepaid expenses and other assets                                     41,875
                                                                    -----------
      Total Assets                                                   77,991,404
                                                                    -----------
LIABILITIES
   Advisory fee payable (Note 3)                                         52,586
   Administrative services fee payable (Note 3)                           9,034
   Distribution fee payable (Note 3)                                     13,217
   Payable upon return of securities loaned (Note 2)                 15,018,772
   Payable for investments purchased                                    123,530
   Payable for fund shares redeemed                                      21,617
   Directors' fee payable                                                 5,502
   Other accrued expenses payable                                        98,746
                                                                    -----------
      Total Liabilities                                              15,343,004
                                                                    -----------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                              10,217
   Paid-in capital (Note 6)                                         119,624,693
   Accumulated net realized loss on investments and
     foreign currency transactions                                  (72,922,167)
   Net unrealized appreciation from investments and
     foreign currency translations                                   15,935,657
                                                                    -----------
      Net Assets                                                    $62,648,400
                                                                    ===========
COMMON SHARES
   Net assets                                                       $61,390,644
   Shares outstanding                                                10,009,863
                                                                    -----------
   Net asset value, offering price, and redemption price per share       $ 6.13
                                                                         ======
ADVISOR SHARES
   Net assets                                                       $   228,594
   Shares outstanding                                                    38,107
                                                                    -----------
   Net asset value, offering price, and redemption price per share       $ 6.00
                                                                         ======
A SHARES
   Net assets                                                       $ 1,029,162
   Shares outstanding                                                   168,612
                                                                    -----------
   Net asset value and redemption price per share                        $ 6.10
                                                                         ======
   Maximum offering price per share (net asset value/(1-5.75%))          $ 6.47
                                                                         ======

--------------------------------------------------------------------------------
1  Including $14,291,445 of securities on loan.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
   Dividends                                                        $   607,775
   Interest                                                              40,349
   Securities lending                                                   109,179
   Foreign taxes withheld                                               (42,544)
                                                                    -----------
     Total investment income                                            714,759
                                                                    -----------
EXPENSES
   Investment advisory fees (Note 3)                                    792,268
   Administrative services fees (Note 3)                                115,677
   Distribution fees (Note 3)
     Common Class                                                       154,099
     Class A                                                              3,741
   Transfer agent fees (Note 3)                                         280,650
   Registration fees                                                     38,279
   Custodian fees                                                        32,519
   Printing fees (Note 3)                                                30,773
   Legal fees                                                            28,190
   Audit fees                                                            23,581
   Directors' fees                                                       17,762
   Insurance expense                                                      4,982
   Commitment fees (Note 4)                                               1,523
   Miscellaneous expense                                                 16,675
                                                                    -----------
     Total expenses                                                   1,540,719
   Less: fees waived (Note 3)                                          (432,155)
                                                                    -----------
     Net expenses                                                     1,108,564
                                                                    -----------
      Net investment loss                                              (393,805)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
   Net realized gain from investments                                 8,170,851
   Net realized loss on foreign currency transactions                   (38,595)
   Net change in unrealized appreciation (depreciation)
     from investments                                                 2,764,202
   Net change in unrealized appreciation (depreciation)
     from foreign currency translations                                 (15,699)
                                                                    -----------
   Net realized and unrealized gain from investments and
     foreign currency related items                                  10,880,759
                                                                    -----------
   Net increase in net assets resulting from operations             $10,486,954
                                                                    ===========


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          FOR THE YEAR        FOR THE YEAR
                                                              ENDED               ENDED
                                                         OCTOBER 31, 2005   OCTOBER 31, 2004
                                                         ----------------   ----------------
FROM OPERATIONS
  Net investment loss                                       $  (393,805)       $  (703,931)
  Net realized gain from investments and foreign
    currency transactions                                     8,132,256          6,975,984
  Net change in unrealized appreciation (depreciation)
    from investments and foreign currency translations        2,748,503         (7,118,623)
                                                            -----------        -----------
    Net increase (decrease) in net assets resulting
    from operations                                          10,486,954           (846,570)
                                                            -----------        -----------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                5,346,055         11,586,746
  Net asset value of shares redeemed                        (21,749,080)1      (32,354,459)2
                                                            -----------        -----------
   Net decrease in net assets from capital
     share transactions                                     (16,403,025)       (20,767,713)
                                                            -----------        -----------
  Net decrease in net assets                                 (5,916,071)       (21,614,283)
NET ASSETS
  Beginning of year                                          68,564,471         90,178,754
                                                            -----------        -----------
  End of year                                               $62,648,400        $68,564,471
                                                            ===========        ===========

--------------------------------------------------------------------------------
1  Net of $848 of redemption fees retained by the Fund.
2  Net of $39,537 of redemption fees retained by the Fund.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                ----------------------------------------------------
                                                  2005       2004       2003       2002        2001
                                                -------    -------    -------     -------    -------
PER SHARE DATA
  Net asset value, beginning of year            $  5.19    $  5.26    $  3.82     $  4.79    $ 11.54
                                                -------    -------    -------     -------    -------
INVESTMENT OPERATIONS
  Net investment loss                             (0.03)1    (0.05)1    (0.04)1     (0.06)1    (0.12)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                 0.97      (0.02)      1.48       (0.92)     (4.73)
                                                -------    -------    -------     -------    -------
      Total from investment operations             0.94      (0.07)      1.44       (0.98)     (4.85)
                                                -------    -------    -------     -------    -------
LESS DISTRIBUTIONS
  Distributions from net realized gains              --         --         --          --      (2.02)
                                                -------    -------    -------     -------    -------
REDEMPTION FEES                                    0.002      0.002      0.002       0.01       0.12
                                                -------    -------    -------     -------    -------
NET ASSET VALUE, END OF YEAR                    $  6.13    $  5.19    $  5.26     $  3.82    $  4.79
                                                =======    =======    =======     =======    =======

      Total return3                               18.11%     (1.33)%    37.70%     (20.25)%   (48.66)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)        $61,391    $67,661    $88,818     $74,694    $51,805
    Ratio of expenses to average net assets        1.75%      1.75%      1.75%       1.75%      1.76%
    Ratio of net investment loss
      to average net assets                       (0.62)%    (0.90)%    (1.01)%     (1.30)%    (1.38)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements         0.68%      0.82%      0.94%       0.94%      0.77%
  Portfolio turnover rate                            42%        63%       117%         69%        59%

--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------
                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                ----------------------------------------------------
                                                  2005       2004       2003       2002        2001
                                                -------    -------    -------     -------    -------
PER SHARE DATA
  Net asset value, beginning of year            $  5.06    $  5.12    $  3.73     $  4.71    $ 11.42
                                                -------    -------    -------     -------    -------
INVESTMENT OPERATIONS
  Net investment loss                             (0.02)1    (0.03)1    (0.05)1     (0.08)1    (0.11)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                 0.96      (0.03)      1.44       (0.90)     (4.66)
                                                -------    -------    -------     -------    -------
      Total from investment operations             0.94      (0.06)      1.39       (0.98)     (4.77)
                                                -------    -------    -------     -------    -------
LESS DISTRIBUTIONS
  Distributions from net realized gains              --         --         --          --      (2.00)
                                                -------    -------    -------     -------    -------
REDEMPTION FEES                                      --         --         --        0.002      0.06
                                                -------    -------    -------     -------    -------
NET ASSET VALUE, END OF YEAR                    $  6.00    $  5.06    $  5.12     $  3.73    $  4.71
                                                =======    =======    =======     =======    =======

      Total return3                               18.58%     (1.17)%    37.27%     (20.81)%   (48.90)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)        $   229    $   330    $   412     $   400    $   911
    Ratio of expenses to average net assets        1.50%      1.50%      2.00%       2.00%      2.01%
    Ratio of net investment loss
      to average net assets                       (0.37)%    (0.64)%    (1.25)%     (1.62)%    (1.63)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements         0.68%      0.82%      0.94%       0.93%      0.76%
  Portfolio turnover rate                            42%        63%       117%         69%        59%

--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                 FOR THE YEAR ENDED OCTOBER 31,
                                                           -----------------------------------------
                                                             2005      2004        2003       20021
                                                           -------    -------     -------    -------
PER SHARE DATA
  Net asset value, beginning of period                     $  5.15    $  5.22     $  3.80    $  5.14
                                                           -------    -------     -------    -------
INVESTMENT OPERATIONS
  Net investment loss2                                       (0.03)     (0.05)      (0.04)     (0.05)
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)              0.98      (0.02)       1.46      (1.29)
                                                           -------    -------     -------    -------
      Total from investment operations                        0.95      (0.07)       1.42      (1.34)
                                                           -------    -------     -------    -------
NET ASSET VALUE, END OF PERIOD                             $  6.10    $  5.15     $  5.22    $  3.80
                                                           =======    =======     =======    =======

      Total return3                                          18.45%      1.34%      37.37%    (26.07)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $ 1,029    $   574     $   949    $    83
    Ratio of expenses to average net assets                   1.75%      1.75%       1.75%      1.75%4
    Ratio of net investment loss to average net assets       (0.62)%    (0.90)%     (0.97)%    (1.05)%4
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                    0.68%      0.82%       0.94%      0.79%4
  Portfolio turnover rate                                       42%        63%        117%        69%

--------------------------------------------------------------------------------
1  For the period November 30, 2001 (inception date) through October 31, 2002.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

   The Credit Suisse Japan Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term growth of capital. The Fund was incorporated under the laws of the State of Maryland on October 10, 1995.

   The Fund is authorized to offer three classes of shares: Common Class shares, Advisor Class shares and Class A shares. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Effective December 12, 2001, the Fund closed the Advisor Class to new investments, except for reinvestment of dividends. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   are adjusted by the daily forward exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2005, the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING - Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity is pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2005, total earnings from the Fund's investment in cash collateral received in connection with security lending arrangements was $469,810, of which $313,867 was rebated to borrowers (brokers). The Fund retained $109,179 in income from the cash collateral investment, and SSB, as lending agent, was paid $46,764. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

   J) OTHER -- The Fund invests in securities of foreign countries and governments (primarily Japan), which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks. In addition, focusing investments in a single country, such as Japan, involves increased risks.

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.


NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at annual rate of 1.25% of the Fund's average daily net assets. For the year ended October 31, 2005, investment advisory fees earned and voluntarily waived for the Fund were $792,268 and $432,155, respectively. CSAMwill not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by CSAM at any time.

   Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Japan") or the "Sub-Adviser", an affiliate of CSAM, is the sub-investment adviser to the Fund. CSAM Japan's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund. Prior to December 1, 2004, Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Australia") also served as sub-investment advisor to the Fund under a similar fee arrangement.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2005, co-administrative services fees earned by CSAMSI were $63,382.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee. For the year ended October 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $52,295.

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at the annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2005, the Fund reimbursed CSAM $149,437, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2005, CSAMSI and its affiliates advised the Fund that they retained $5,082 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2005, Merrill was paid $9,227 for its services to the Fund.

NOTE 4. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2005, the Fund had no loans outstanding under the Credit Facility. During the year ended October 31, 2005, the Fund had borrowings under the Credit Facility as follows:

               AVERAGE DAILY     WEIGHTED AVERAGE       MAXIMUM DAILY
               LOAN BALANCE        INTEREST RATE      LOAN OUTSTANDING
               -------------     ----------------     ----------------
                $6,500,000             4.063%            $6,500,000

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 5. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2005, purchases and sales of investment securities (excluding short-term investments) were $26,626,107 and $44,812,306, respectively.


NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of the Fund are designated Common Class shares, two billion shares of the Fund are designated Advisor Class shares and one billion shares of the Fund are designated Class A shares. Transactions in capital shares for each class were as follows:

                                                    COMMON CLASS
                                 -------------------------------------------------------
                                     FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                      OCTOBER 31, 2005          OCTOBER 31, 2004
                                 -------------------------------------------------------
                                    SHARES         VALUE         SHARES         VALUE
                                 -----------   ------------   -----------   ------------
Shares sold                          714,269   $  3,997,422     2,058,879   $ 10,835,163
Shares redeemed                   (3,741,357)   (20,515,366)   (5,897,665)   (31,141,988)
                                 -----------   ------------   -----------   ------------
Net decrease                      (3,027,088)  $(16,517,944)   (3,838,786)  $(20,306,825)
                                 ===========   ============   ===========   ============
                                                    ADVISOR CLASS
                                 -------------------------------------------------------
                                     FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                      OCTOBER 31, 2005          OCTOBER 31, 2004
                                 -------------------------------------------------------
                                   SHARES          VALUE        SHARES          VALUE
                                 -----------   ------------   -----------   ------------
Shares redeemed                      (27,004)  $   (144,926)     (15,365)   $    (79,296)
                                 -----------   ------------   -----------   ------------
Net decrease                         (27,004)  $   (144,926)     (15,365)   $    (79,296)
                                 ===========   ============   ===========   ============
                                                       CLASS A
                                 -------------------------------------------------------
                                     FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                      OCTOBER 31, 2005           OCTOBER 31, 2004
                                 -------------------------------------------------------
                                   SHARES          VALUE        SHARES          VALUE
                                 -----------   ------------   -----------   ------------
Shares sold                          249,138   $  1,348,633       150,408   $    751,583
Shares redeemed                     (192,072)    (1,088,788)     (220,577)    (1,133,175)
                                 -----------   ------------   -----------   ------------
Net increase (decrease)               57,066   $    259,845       (70,169)  $   (381,592)
                                 ===========   ============   ===========   ============

   Effective September 16, 2002, a redemption fee of 2% of the value of Common Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

   On October 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                 NUMBER OF         APPROXIMATE PERCENTAGE
                               SHAREHOLDERS         OF OUTSTANDING SHARES
                               ------------        ----------------------
            Common Class             2                      50%
            Advisor Class            6                      65%
            Class A                  3                      96%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.


NOTE 7. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and foreign currency translations.

   At October 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss                  $ (72,622,887)
      Net unrealized appreciation                       15,636,377
                                                     -------------
                                                     $ (56,986,510)
                                                     =============

   At October 31, 2005, the Fund's capital loss carryforwards available to offset possible future capital gains were as follows:

                                    EXPIRES OCTOBER 31,
                          ---------------------------------------
                              2009          2010          2011
                          -----------   -----------   -----------
                          $12,415,365   $29,470,281   $30,737,241

   During the tax year ended October 31, 2005, the Fund has utilized $8,144,022 of the capital loss carryforward.

   Included in the Fund's capital loss carryforwards which expire in 2009 is $9,911,716 acquired in the Credit Suisse Japan Small Cap Fund merger that happened on April 26, 2002, which is subject to IRS limitation.

CREDIT SUISSE JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

   At October 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $61,751,300, $17,204,761, ($1,560,394) and $15,644,367, respectively.

   At October 31, 2005, the Fund reclassified $393,805 from accumulated undistributed net investment loss and $38,594 from accumulated net realized loss from investments to paid-in capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency gains and net operating losses. Net assets were not affected by these reclassifications.

NOTE 8. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however; based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE JAPAN EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Credit Suisse Japan Equity Fund, Inc.:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Japan Equity Fund, Inc. (the "Fund") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 19, 2005

CREDIT SUISSE JAPAN EQUITY FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                                TERM                                          NUMBER OF
                                                OF OFFICE1                                    PORTFOLIOS IN
                                                AND                                           FUND
                                POSITION(S)     LENGTH          PRINCIPAL                     COMPLEX          OTHER
NAME, ADDRESS AND               HELD WITH       OF TIME         OCCUPATION(S) DURING          OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                   FUND            SERVED          PAST FIVE YEARS               DIRECTOR         HELD BY DIRECTOR
-----------------               ------------    ---------       --------------------          -------------    ---------------
INDEPENDENT DIRECTORS

Enrique Arzac                   Director,       Since           Professor of Finance and      47               Director of
c/o Credit Suisse Asset         Nominating      2005            Economics, Graduate                            The Adams Express
Management, LLC                 Committee                       School of Business,                            Company (a closed-
Attn: General Counsel           Member and                      Columbia University                            end investment
466 Lexington Avenue            Audit                           since 1971.                                    company); Director
New York, New York              Committee                                                                      of Petroleum and
10017-3140                      Chairman                                                                       Resources
                                                                                                               Corporation (a
Date of Birth: 02/10/41                                                                                        closed-end
                                                                                                               investment
                                                                                                               company)

Richard H. Francis              Director,       Since           Currently retired             41               None
c/o Credit Suisse Asset         Nominating      1999
Management, LLC                 and Audit
Attn: General Counsel           Committee
466 Lexington Avenue            Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten               Director,       Since           The Juan Trippe               40               Director of
Box 208200                      Nominating      19982           Professor in the Practice                      Aetna, Inc.
New Haven, Connecticut          and Audit                       of International Trade,                        (insurance
06520-8200                      Committee                       Finance and Business                           company);
                                Member                          from July 2005 to present;                     Director of
Date of Birth: 10/29/46                                         Partner and Chairman of                        CarMax Group
                                                                Garten Rothkopf (consulting                    (used car
                                                                firm) from October 2005                        dealers)
                                                                to present; Dean of Yale
                                                                School of Management
                                                                from November 1995 to
                                                                June 2005.

Peter F. Krogh                  Director,       Since           Dean Emeritus and             40               Director
301 ICC                         Nominating      2001            Distinguished Professor                        of Carlisle
Georgetown University           and Audit                       of International Affairs                       Companies
Washington, DC 20057            Committee                       at the Edmund A.                               Incorporated
                                Member                          Walsh School of                                (diversified
Date of Birth: 02/11/37                                         Foreign Service,                               manufacturing
                                                                Georgetown University from                     company)
June 1995 to present.

----------------
1  Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000 and was subsequently reappointed on December 21, 2000.


                                       29


CREDIT SUISSE JAPAN EQUITY FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                TERM                                          NUMBER OF
                                                OF OFFICE1                                    PORTFOLIOS IN
                                                AND                                           FUND
                                POSITION(S)     LENGTH          PRINCIPAL                     COMPLEX          OTHER
NAME, ADDRESS AND               HELD WITH       OF TIME         OCCUPATION(S) DURING          OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                   FUND            SERVED          PAST FIVE YEARS               DIRECTOR         HELD BY DIRECTOR
-----------------               ------------    ---------       --------------------          -------------    ---------------
INDEPENDENT DIRECTORS

James S. Pasman, Jr.            Director,       Since           Currently retired             42               Director of
c/o Credit Suisse Asset         Nominating      1999                                                           Education
Management, LLC                 and Audit                                                                      Management
Attn: General Counsel           Committee                                                                      Corp.
466 Lexington Avenue            Member
New York, New York
10017-3140


Date of Birth: 12/20/30

Steven N. Rappaport             Chairman of     Director        Partner of Lehigh Court,      46               Director of
Lehigh Court, LLC               the Board of    since           LLC and RZ Capital                             Presstek, Inc.
40 East 52nd Street             Directors,      1999            (private investment                            (digital imaging
New York, New York              Nominating      and             firms) from July 2002                          technologies
10022                           Committee       Chairman        to present; Transition                         company);
                                Chairman        since           Adviser to SunGard                             Director of
                                and Audit       2005            Securities Finance, Inc.                       Wood Resources,
                                Committee                       from February 2002 to                          LLC. (plywood
Date of Birth: 07/10/48         Member                          July 2002; President of                        manufacturing
                                                                SunGard Securities                             company)
                                                                Finance, Inc. from 2001
                                                                to February 2002; President
                                                                of Loanet, Inc. (on-line
                                                                accounting service) from
                                                                1997 to 2001.

INTERESTED DIRECTOR

Michael E. Kenneally 3,4        Director        Since           Chairman and Global           40               None
c/o Credit Suisse Asset                         2004            Chief Executive Officer of
Management, LLC                                                 CSAM from 2003 to July
Attn: General Counsel                                           2005; Chairman and Chief
466 Lexington Avenue                                            Investment Officer of
New York, New York                                              Banc of America Capital
10017-3140                                                      Management from
                                                                1998 to March 2003.
Date of Birth: 03/30/54

----------------
3 Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM within the last two fiscal years.

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE JAPAN EQUITY FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                TERM OF
                                                OFFICE1 AND
                                POSITION(S)     LENGTH
NAME, ADDRESS AND               HELD WITH       OF TIME
DATE OF BIRTH                   FUND            SERVED     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------
OFFICERS

Steven B. Plump4                Chief           Since      Managing Director; Associated with CSAM or its
Credit Suisse Asset             Executive       2005       predecessor since 1995; Officer of other
Management, LLC                 Officer                    Credit Suisse Funds
466 Lexington Avenue            and
New York, New York              President
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro            Chief           Since      Director and Director of Fund Administration of CSAM;
Credit Suisse Asset             Financial       1999       Associated with CSAM or its predecessor since 1984;
Management, LLC                 Officer and                Officer of other Credit Suisse Funds
466 Lexington Avenue            Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio                  Chief           Since      Director and Global Head of Compliance of CSAM;
Credit Suisse Asset             Compliance      2004       Associated with CSAM since July 2000; Vice President and
Management, LLC                 Officer                    Director of Compliance of Forstmann-Leff Associates from
466 Lexington Avenue                                       1998 to June 2000; Officer of other Credit Suisse Funds
New York, New York 10017-3140

Date of Birth: 09/21/66

Ajay Mehra                      Chief           Since      Director and General Counsel (Americas) of CSAM since
Credit Suisse Asset             Legal           2004       September 2004; Senior Associate of Shearman & Sterling
Management, LLC                 Officer                    LLP from September 2000 to September 2004; Senior
466 Lexington Avenue                                       Counsel of the SEC Division of Investment Management
New York, New York                                         from June 1997 to September 2000; Officer of other
10017-3140                                                 Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                    Vice            Since      Vice President and Associate General Counsel of CSAM;
Credit Suisse Asset             President       2004       Associated with CSAM since July 2003; Associated with
Management, LLC                                            and the law firm of Willkie Farr & Gallagher LLP from 1998 to
466 Lexington Avenue                                       Secretary 2003; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza                    Assistant       Since      Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset             Treasurer       2002       since 1998; Officer of other Credit  Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

----------------
4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE JAPAN EQUITY FUND
TAX INFORMATION LETTER
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   For the fiscal year ended October 31, 2005 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

CREDIT SUISSE JAPAN EQUITY FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   o  By calling 1-800-927-2874

   o  On the Fund's website, www.csam.com/us

   o On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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                                       34

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                                       35

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874 o www.csam.com/us                               SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.        JEQ-AR-1005

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2005. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has four audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit Fees                               $15,943                                $14,972
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees1                      $4,500                                 $3,150
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees2                                $2,323                                 $2,439
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    $22,766                                $20,561
---------------------------------------- -------------------------------------- --------------------------------------

1 Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000 for 2004 and $3,150 for 2005), the registrant's third quarter 2004 Form N-Q filing ($1,500) in 2004.

2 Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------

                                       2

---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2004 and October 31, 2005:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2004 and October 31, 2005 were $6,823 and $5,589, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE JAPAN EQUITY FUND, INC.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  January 9, 2006